Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Amendment Flag	false
Entity Central Index Key	0001868275
Document Type	11-K
EBP 006
Document Information [Line Items]
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Amendment Flag	false
Entity Central Index Key	0001868275
Document Type	11-K